RELATED PARTY TRANSACTIONS AND BALANCES (Trade Related Balances to Payables and Pre-Collected Amounts) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Amounts due to related parties	$ 11,797,519	$ 70,582,470
Trade Related Balances [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	6,609,510	56,319,984
Trade Related Balances [Member] | Jiangxi Jingde Semiconductor New Material Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	3,181,214
Trade Related Balances [Member] | China Electric Equipment Group Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	454,759
Trade Related Balances [Member] | CEEG (Jiangsu) Intelligent Technology Co., Limited [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	190,067
Trade Related Balances [Member] | CEEG (Jiangsu) Insulative New Material Co.,Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	1,701,026
Trade Related Balances [Member] | CEEG (Nanjing) Semiconductor Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	$ 1,082,444	$ 56,319,984